BALANCE SHEET COMPONENTS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
BALANCE SHEET COMPONENTS
Operating Costs	$ 245,545	$ 245,391	$ 0
Lease Liability	0	119,393	107,192
Employee Related	47,416	410,261	597,148
Total	292,961	775,045
Total	$ 292,961	$ 775,045	$ 704,340